Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF
Prospectus [Line Items]
Annual Return [Percent]	8.75%	5.60%	11.46%	(8.87%)	3.43%	5.15%	13.14%	(2.38%)	5.12%	12.78%
Invesco Bloomberg Financial Data Providers ETF | Invesco Bloomberg Financial Data Providers ETF
Prospectus [Line Items]
Annual Return [Percent]	6.10%	12.80%	(0.67%)	(7.25%)	36.14%	(8.85%)	23.34%	(17.78%)	1.37%	38.51%
Invesco S&P 500 Concentrated QVM ETF | Invesco S&P 500 Concentrated QVM ETF
Prospectus [Line Items]
Annual Return [Percent]	18.91%	14.40%	11.59%	(5.44%)	35.32%	(10.17%)	28.97%	(9.26%)	18.80%	20.03%